Consolidated Statements of Financial Position - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Goodwill	€ 1,861.0	€ 1,745.6
Intangibles	2,087.2	1,724.4
Property, plant and equipment	348.8	295.4
Other receivables	2.6	4.3
Derivative financial instruments	35.7	18.6
Deferred tax assets	68.7	64.3
Total non-current assets	4,404.0	3,852.6
Current assets
Cash and cash equivalents	327.6	219.2
Inventories	342.5	306.9
Trade and other receivables	173.9	147.1
Indemnification assets	79.4	73.8
Derivative financial instruments	13.4	2.1
Total current assets	936.8	749.1
Assets	5,340.8	4,601.7
Current liabilities
Trade and other payables	571.6	477.5
Current tax payable	201.2	145.3
Provisions	44.3	68.0
Loans and borrowings	21.4	3.3
Derivative financial instruments	1.5	7.8
Total current liabilities	840.0	701.9
Non-current liabilities
Loans and borrowings	1,742.9	1,395.1
Employee benefits	200.6	188.4
Trade and other payables	1.3	1.8
Provisions	69.4	72.8
Derivative financial instruments	35.4	61.4
Deferred tax liabilities	392.1	327.7
Total non-current liabilities	2,441.7	2,047.2
Total liabilities	3,281.7	2,749.1
Net assets	2,059.1	1,852.6
Equity
Share capital	0.0	0.0
Capital reserve	1,748.5	1,623.7
Share-based compensation reserve	9.4	2.9
Founder Preferred Shares Dividend Reserve	372.6	493.4
Translation reserve	88.8	83.2
Cash flow hedging reserve	8.5	(3.0)
Accumulated deficit reserve	(167.9)	(347.6)
Total equity	2,059.9	1,852.6
Non-controlling interests	(0.8)	0.0
Equity	€ 2,059.1	€ 1,852.6